Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Details) - Sharesave Schemes - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price (in GBP per share)	£ 2.25	£ 2.32	£ 3.03
£1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	3 years	4 years
Weighted average exercise price (in GBP per share)	£ 1.65	£ 1.65
£2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	3 years	2 years
Weighted average exercise price (in GBP per share)	£ 2.81	£ 2.81
£3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	1 year	1 year
Weighted average exercise price (in GBP per share)	£ 3.38	£ 3.38
£4 to £5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	1 year	1 year
Weighted average exercise price (in GBP per share)	£ 4.02	£ 4.02
Minimum | £1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	1
Minimum | £2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Minimum | £3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Minimum | £4 to £5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Maximum | £1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Maximum | £2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Maximum | £3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Maximum | £4 to £5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 5